MERRILL LYNCH
                                 TECHNOLOGY
                                 FUND, INC.

                             STRATEGIC
                                    Performance


                                [GRAPHIC OMITTED]


                               Semi-Annual Report
                               September 30, 1997

                       MERRILL LYNCH TECHNOLOGY FUND, INC.

Portfolio
Information
As of 9/30/97

                                               Percent of
Ten Largest Holdings                           Net Assets

Creative Technology Ltd. ....................      24.3%
National Semiconductor Corporation ..........       9.5
Bay Networks, Inc. ..........................       7.9
Applied Materials, Inc. .....................       4.6
Teradyne, Inc. ..............................       4.5
Texas Instruments, Inc. .....................       4.5
Cypress Semiconductor Corporation ...........       4.4
KLA-Tencor Corporation ......................       4.4
Integrated Device Technology, Inc. ..........       4.3
Kulicke and Soffa Industries, Inc. ..........       4.2

Industries Represented                         Percent of
in the Portfolio                               Net Assets

Microcomputer Peripherals ...................      24.3%
Semiconductor Capital Equipment .............      18.1
Semiconductors--Memory ......................      13.2
Internetworking .............................      10.7
Semiconductors--Analog ......................      10.1
Educational/Entertainment Software ..........       3.9
Application Specific Integrated Circuits ....       3.7
Internet Software ...........................       2.9
Communications Equipment ....................       1.6
Computer Software ...........................       0.3

                         Merrill Lynch Technology Fund, Inc., September 30, 1997

DEAR SHAREHOLDER

Merrill Lynch Technology Fund, Inc. made money in the September quarter. For the three months ended September 30, 1997, the Fund's total returns for Class A, Class B, Class C and Class D Shares were +24.07%, +23.72%, +23.86% and +23.88%, respectively. For the nine months ended September 30, 1997, total returns for Class A, Class B, Class C and Class D Shares were +45.00%, +43.74%, +43.73% and +44.57%, respectively. (Complete performance results, including average annual total returns, can be found on pages 4-6 of this report to shareholders.)

October lived up to its reputation as being the cruelest month for equities. Given the steep declines in global stock markets, particularly technology stocks, it almost seems irrelevant to discuss the September quarter. Reasons for the decline changed from day to day. One day it was "irrational exuberance" and the prospect of rising interest rates to cool off a strong domestic economy. Then it was the fear of an economic slowdown starting in Asia and impacting the rest of the world. If we look back to earnings announcements by technology companies last July, many companies lowered expectations for the September quarter but raised expectations for the December quarter. However, during October many technology companies reported disappointing earnings for the September quarter and lowered expectations for the December quarter. Finally, perhaps investors simply took an opportunity to lock in exceptional (historically high) investment returns.

The Fund, which ended the September quarter with an 11% cash position, became fully invested at the end of October. We have increased our investments in semiconductor capital equipment stocks because the anticipated order slowdown (originating with the three major South Korean semiconductor companies) may be discounted by 30%-50% stock price declines. Some order delays, not cancellations, have occurred. Some equipment companies, such as Applied Materials, Inc., KLA-Tencor Corporation and Kulicke and Soffa Industries, Inc., are actually seeing improved order visibility (excluding companies in South Korea). All the equipment companies, and most of the semiconductor companies, expect spending to increase for advanced geometry manufacturing lines. Moreover, a slowdown in capital spending by South Korean companies could actually have a positive impact on semiconductor memory prices in mid-1998 (and on memory stocks sooner). Returns on equity for capital equipment companies could still increase significantly in 1998-1999, in our opinion.

In Conclusion

Controversy creates opportunity. It appears to us that many investors now are searching for reasons to be negative. We think most of the bad news is already discounted, and therefore viewed the recent stock market declines as a buying opportunity. We thank you for your continued investment in Merrill Lynch Technology Fund, Inc., and we look forward to reporting to you again in our upcoming quarterly report to shareholders.

Sincerely,


/s/ Arthur Zeikel
Arthur Zeikel
President


/s/ James K. Renck
James K. Renck
Senior Vice President and
Portfolio Manager

November 14, 1997


OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
James K. Renck, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Philip M. Mandel, Secretary

Custodian

The Chase Manhattan Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

PORTFOLIO CHANGES

For the Quarter Ended September 30, 1997

Additions

 3Com Corporation
 Advanced Fibre Communications
*Altera Corporation
 Applied Materials, Inc.
 C-Cube Microsystems, Inc.
*Cisco Systems, Inc.

 E* TRADE Group, Inc.
 Globalstar Telecommunications Ltd.
 J.D. Edwards & Company
 Kulicke and Soffa Industries, Inc.
 Linear Technology Corporation
 Maxim Integrated Products, Inc.

*Micron Technology, Inc.
 National Semiconductor Corporation
*Syntel, Inc.
 Teradyne, Inc.
 Texas Instruments, Inc.

Deletions

*Altera Corporation
*Cisco Systems, Inc.
*Micron Technology, Inc.

 Microsoft Corporation
 Oracle Corporation

 PMC-Sierra, Inc.
*Syntel, Inc.

*Added and deleted in the same quarter.


                                     2 & 3

                         Merrill Lynch Technology Fund, Inc., September 30, 1997

PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance
Summary--
Class A Shares

                     Net Asset Value   Capital Gains
Period Covered      Beginning   Ending  Distributed   Dividends Paid* % Change**
================================================================================
4/27/92--12/31/92 $   3.83     $   4.90       --         $    0.337     +37.05%
--------------------------------------------------------------------------------
1993                  4.90         4.50     $0.002            1.411     +22.44
--------------------------------------------------------------------------------
1994                  4.50         5.24       --              0.442     +26.63
--------------------------------------------------------------------------------
1995                  5.24         5.20       --              0.320     + 5.86
--------------------------------------------------------------------------------
1996                  5.20         4.98      0.197            0.246     + 4.34
--------------------------------------------------------------------------------
1/1/97--9/30/97       4.98         5.85       --              1.216     +45.00
--------------------------------------------------------------------------------
                                      Total $0.199     Total $3.972
================================================================================
                               Cumulative total return as of 9/30/97: +240.32%**
================================================================================

*     Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.

Performance
Summary--
Class B Shares

                     Net Asset Value   Capital Gains
Period Covered      Beginning   Ending  Distributed   Dividends Paid* % Change**
================================================================================
4/27/92--12/31/92 $   3.83     $   4.87       --         $    0.337     +36.29%
--------------------------------------------------------------------------------
1993                  4.87         4.43     $0.002            1.374     +20.89
--------------------------------------------------------------------------------
1994                  4.43         5.14       --              0.405     +25.50
--------------------------------------------------------------------------------
1995                  5.14         5.04       --              0.320     + 4.81
--------------------------------------------------------------------------------
1996                  5.04         4.82      0.197            0.181     + 3.17
--------------------------------------------------------------------------------
1/1/97--9/30/97       4.82         5.58       --              1.201     +43.74
--------------------------------------------------------------------------------
                                      Total $0.199     Total $3.818
================================================================================
                               Cumulative total return as of 9/30/97: +221.38%**
================================================================================

*     Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class C Shares

                     Net Asset Value  Capital Gains
Period Covered   Beginning     Ending  Distributed   Dividends Paid* % Change**
================================================================================
10/21/94--12/31/94  $ 5.75     $ 5.12       --          $    0.364    - 4.39%
--------------------------------------------------------------------------------
1995                  5.12       5.02       --               0.320    + 4.83
--------------------------------------------------------------------------------
1996                  5.02       4.80     $0.197             0.177    + 3.12
--------------------------------------------------------------------------------
1/1/97--9/30/97       4.80       5.55       --               1.201   + 43.73
--------------------------------------------------------------------------------
                                    Total $0.197      Total $2.062
================================================================================
                                Cumulative total return as of 9/30/97: +48.55%**
================================================================================

*     Figures may include short-term capital gains distributions.
** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class D Shares

                     Net Asset Value   Capital Gains
Period Covered      Beginning   Ending  Distributed   Dividends Paid* % Change**
================================================================================
10/21/94--12/31/94  $   5.88    $5.24        --          $ 0.370        - 4.37%
--------------------------------------------------------------------------------
1995                    5.24     5.19        --            0.320        + 5.67
--------------------------------------------------------------------------------
1996                    5.19     4.97      $0.197          0.231        + 4.06
--------------------------------------------------------------------------------
1/1/97--9/30/97         4.97     5.82        --            1.213        + 44.57
--------------------------------------------------------------------------------
                                     Total $0.197   Total $2.134
================================================================================
                                Cumulative total return as of 9/30/97: +52.02%**
================================================================================

*     Figures may include short-term capital gains distributions.
** Figures do not include sales charge; results would be lower if sales charge was included.

Average Annual
Total Return

                                    % Return Without       % Return With
Class A Shares*                       Sales Charge         Sales Charge**
================================================================================
Year Ended 9/30/97                       +46.50%              +38.81%
--------------------------------------------------------------------------------
Five Years Ended 9/30/97                 +24.72               +23.38
--------------------------------------------------------------------------------
Inception (4/27/92) through 9/30/97      +25.31               +24.08
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                         % Return                  % Return
Class B Shares*                         Without CDSC              With CDSC**
================================================================================
   Year Ended 9/30/97                      +44.84%                  +40.84%
--------------------------------------------------------------------------------
   Five Years Ended 9/30/97                +23.41                   +23.41
--------------------------------------------------------------------------------
   Inception (4/27/92) through 9/30/97     +24.00                   +24.00
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.


                                         % Return                  % Return
Class C Shares*                        Without CDSC               With CDSC**
================================================================================
   Year Ended 9/30/97                       +44.75%                 +43.75%
--------------------------------------------------------------------------------
   Inception (10/21/94) through 9/30/97     +14.40                  +14.40
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                      % Return Without         % Return With
   Class D Shares*                       Sales Charge           Sales Charge**
================================================================================
   Year Ended 9/30/97                      +45.94%                +38.28%
--------------------------------------------------------------------------------
   Inception (10/21/94) through 9/30/97    +15.30                 +13.20
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                     4 & 5

                         Merrill Lynch Technology Fund, Inc., September 30, 1997

PERFORMANCE DATA (concluded)

Recent
Performance
Results*

                                                       12 Month    3 Month
                            9/30/97  6/30/97  9/30/96  % Change   % Change
================================================================================
Class A Shares               $5.85    $5.82    $5.37   +13.28%(1)   +0.52%
--------------------------------------------------------------------------------
Class B Shares                5.58     5.60     5.16   +12.58(1)    -0.36
--------------------------------------------------------------------------------
Class C Shares                5.55     5.57     5.14   +12.44(1)    -0.36
--------------------------------------------------------------------------------
Class D Shares                5.82     5.80     5.35   +13.13(1)   + 0.34
--------------------------------------------------------------------------------
Class A Shares--Total Return                           +46.50(2)   +24.07(3)
--------------------------------------------------------------------------------
Class B Shares--Total Return                           +44.84(4)   +23.72(5)
--------------------------------------------------------------------------------
Class C Shares--Total Return                           +44.75(6)   +23.86(7)
--------------------------------------------------------------------------------
Class D Shares--Total Return                           +45.94(8)   +23.88(9)
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1) Percent change includes reinvestment of $0.197 per share capital gains distributions.
(2) Percent change includes reinvestment of $1.462 per share ordinary income dividends and $0.197 per share capital gains distributions.
(3) Percent change includes reinvestment of $1.216 per share ordinary income dividends.
(4) Percent change includes reinvestment of $1.382 per share ordinary income dividends and $0.197 per share capital gains distributions.
(5) Percent change includes reinvestment of $1.201 per share ordinary income dividends.
(6) Percent change includes reinvestment of $1.378 per share ordinary income dividends and $0.197 per share capital gains distributions.
(7) Percent change includes reinvestment of $1.201 per share ordinary income dividends.
(8) Percent change includes reinvestment of $1.444 per share ordinary income dividends and $0.197 per share capital gains distributions.
(9) Percent change includes reinvestment of $1.213 per share ordinary income dividends.

SCHEDULE OF INVESTMENTS

                                              Shares                                                              Value   Percent of
COUNTRY          Industries                    Held               Stocks                               Cost     (Note 1a) Net Assets

United States    Application Specific        900,000+  C-Cube Microsystems, Inc.                 $ 29,231,980   $ 30,543,750    3.7%
                 Integrated Circuits
                 -------------------------------------------------------------------------------------------------------------------
                 Communications Equipment    133,400+  Advanced Fibre Communications                4,402,200      5,461,063    0.7
                                              56,000+  Globalstar Telecommunications Ltd.           1,958,000      2,912,000    0.3
                                              93,500+  Tellabs, Inc.                                5,607,083      4,815,250    0.6
                                                                                                 ------------   ------------  ------
                                                                                                   11,967,283     13,188,313    1.6
                 -------------------------------------------------------------------------------------------------------------------
                 Computer Software            86,000+  J.D. Edwards & Company                       1,978,000      2,881,000    0.3
                 -------------------------------------------------------------------------------------------------------------------
                 Educational/Entertainment 6,480,000+  Acclaim Entertainment, Inc.++              103,211,387     32,197,500    3.9
                 Software
                 -------------------------------------------------------------------------------------------------------------------
                 Internet Software           498,100+  Cybercash, Inc.                             26,824,333      9,962,000    1.2
                                             300,000+  E* TRADE Group, Inc.                         8,250,000     14,062,500    1.7
                                                                                                 ------------   ------------  ------
                                                                                                   35,074,333     24,024,500    2.9
                 -------------------------------------------------------------------------------------------------------------------
                 Internetworking             450,000+  3Com Corporation                            25,049,190     23,062,500    2.8
                                           1,702,200+  Bay Networks, Inc.                          39,789,430     65,747,475    7.9
                                                                                                 ------------   ------------  ------
                                                                                                   64,838,620     88,809,975   10.7
                 -------------------------------------------------------------------------------------------------------------------
                 Microcomputer Peripherals 7,858,150+  Creative Technology Ltd.++                 109,938,488    200,873,959   24.3
                 -------------------------------------------------------------------------------------------------------------------
                 Semiconductor Capital       400,000+  Applied Materials, Inc.                     32,986,035     38,100,000    4.6
                 Equipment                   535,000+  KLA-Tencor Corporation                      31,527,947     36,112,500    4.4
                                             751,600+  Kulicke and Soffa Industries, Inc.          35,506,859     34,761,500    4.2
                                              50,000+  Maxim Integrated Products, Inc.              3,181,250      3,556,250    0.4
                                             693,300+  Teradyne, Inc.                              32,801,630     37,308,206    4.5
                                                                                                 ------------   ------------  ------
                                                                                                  136,003,721    149,838,456   18.1
                 -------------------------------------------------------------------------------------------------------------------
                 Semiconductors--Analog       74,600   Linear Technology Corporation                4,265,762      5,147,400    0.6
                                           1,915,800+  National Semiconductor Corporation          67,165,974     78,547,800    9.5
                                                                                                 ------------   ------------  ------
                                                                                                   71,431,736     83,695,200   10.1
                 -------------------------------------------------------------------------------------------------------------------
                 Semiconductors--Memory    2,361,900+  Cypress Semiconductor Corporation           33,416,613     36,609,450    4.4
                                           2,978,500+  Integrated Device Technology, Inc.          34,935,556     35,742,000    4.3
                                             275,000   Texas Instruments, Inc.                     25,852,245     37,159,375    4.5
                                                                                                 ------------   ------------  ------
                                                                                                   94,204,414    109,510,825   13.2
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Stocks                657,879,962    735,563,478   88.8

SHORT-TERM                                    Face
SECURITIES                                   Amount                         Issue

                 Commercial Paper*       $34,632,000   General Electric Capital Corp., 6.50%
                                                       due 10/01/1997                               34,632,000    34,632,000    4.2
                 -------------------------------------------------------------------------------------------------------------------
                 US Government Agency     35,000,000   Federal National Mortgage Association,
                 Obligations*                          5.50% due 10/14/1997                         34,930,486    34,930,486    4.2
                 -------------------------------------------------------------------------------------------------------------------
                                                       Total Investments in Short-Term Securities   69,562,486    69,562,486    8.4

                 Total Investments                                                                $727,442,448   805,125,964   97.2
                                                                                                  ============

                 Other Assets Less Liabilities                                                                    22,804,271    2.8
                                                                                                                ------------  ------

                 Net Assets                                                                                     $827,930,235  100.0%
                                                                                                                ============  ======

* Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Company.
+     Non-income producing security.
++ Investments in companies 5% or more of whose outstanding securities are held by the Company (such companies are defined as 'Affiliated Companies' in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

                                      Net Share            Net        Dividend
   Industry         Affiliate         Activity             Cost        Income
--------------------------------------------------------------------------------
Educational/     Acclaim
 Entertainment    Entertainment,
 Software         Inc.                     --                  --       ++
Microcomputer    Creative
 Peripherals      Technology Ltd.     (975,700)       $(13,018,178)     ++
--------------------------------------------------------------------------------

See Notes to Financial Statements


                                     6 & 7

                         Merrill Lynch Technology Fund, Inc., September 30, 1997

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 1997

Assets:

Investments, at value (identified cost--$727,442,448) (Note 1a) .............................                        $ 805,125,964
Cash ........................................................................................                                3,743
Receivables:
  Securities sold ...........................................................................    $  54,440,423
  Capital shares sold .......................................................................          819,114
  Dividends .................................................................................           51,000          55,310,537
                                                                                                 -------------
Prepaid registration fees and other assets (Note 1f) ........................................                               23,180
                                                                                                                     -------------
Total assets ................................................................................                          860,463,424
                                                                                                                     -------------

Liabilities:

Payables:
  Securities purchased ......................................................................       29,231,980
  Capital shares redeemed ...................................................................        1,616,514
  Investment adviser (Note 2) ...............................................................          700,366
  Distributor (Note 2) ......................................................................          420,294          31,969,154
                                                                                                 -------------
Accrued expenses and other liabilities ......................................................                              564,035
                                                                                                                     -------------
Total liabilities ...........................................................................                           32,533,189
                                                                                                                     -------------
Net Assets:

 Net assets .................................................................................                        $ 827,930,235
                                                                                                                     =============
Net Assets
Consist of:

Class A Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ..............                        $   5,017,672
Class B Shares of Common Stock, $0.10 par value, 300,000,000 shares authorized ..............                            8,230,587
Class C Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ..............                              433,074
Class D Shares of Common Stock, $0.10 par value, 300,000,000 shares authorized ..............                              877,446
Paid-in capital in excess of par ............................................................                          721,656,709
Accumulated investment loss--net ............................................................                           (4,697,451)
Undistributed realized capital gains on investments and foreign currency transactions--net...                           18,728,682
Unrealized appreciation on investments--net .................................................                           77,683,516
                                                                                                                     -------------
Net assets ..................................................................................                        $ 827,930,235
                                                                                                                     =============
Net Asset
Value:

Class A--Based on net assets of $293,305,140 and 50,176,716 shares outstanding ..............                        $        5.85
                                                                                                                     =============
Class B--Based on net assets of $459,528,025 and 82,305,867 shares outstanding ..............                        $        5.58
                                                                                                                     =============
Class C--Based on net assets of $24,019,345 and 4,330,739 shares outstanding ................                        $        5.55
                                                                                                                     =============
Class D--Based on net assets of $51,077,725 and 8,774,459 shares outstanding ................                        $        5.82
                                                                                                                     =============

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 1997

Investment
Income
(Notes 1d & 1e):
Interest and discount earned ..............................                  $   2,308,617
Dividends .................................................                         93,426

                                                                             -------------
Total income ..............................................                      2,402,043
                                                                             -------------
Expenses:

Investment advisory fees (Note 2) .........................                      3,700,552
Account maintenance and distribution fees--Class B (Note 2)                      2,087,809
Transfer agent fees--Class B (Note 2) .....................                        538,197
Transfer agent fees--Class A (Note 2) .....................                        287,930
Account maintenance and distribution fees--Class C (Note 2)                        107,563
Accounting services (Note 2) ..............................                         57,932
Printing and shareholder reports ..........................                         57,091
Account maintenance fees--Class D (Note 2) ................                         52,900
Registration fees (Note 1f) ...............................                         48,119
Transfer agent fees--Class D (Note 2) .....................                         46,984
Professional fees .........................................                         32,157
Transfer agent fees--Class C (Note 2) .....................                         29,993
Custodian fees ............................................                         24,565
Directors' fees and expenses ..............................                         20,346
Other .....................................................                          7,356
                                                                             -------------
Total expenses ............................................                      7,099,494
                                                                             -------------
Investment loss--net ......................................                     (4,697,451)
                                                                             -------------
Realized &
Unrealized Gain
(Loss) on
Investments &
Foreign Currency
Transactions--Net
(Notes 1b, 1c,
1e & 3):

Realized gain (loss) from:
  Investments--net ........................................  $  37,748,578
  Foreign currency transactions--net ......................             (5)     37,748,573
                                                             -------------
Change in unrealized depreciation on:
  Investments--net ........................................    224,684,821
  Foreign currency transactions--net ......................              5     224,684,826
                                                             -------------   -------------
Net Increase in Net Assets Resulting from Operations                         $ 257,735,948
                                                                             =============

See Notes to Financial Statements.


                                     8 & 9

                         Merrill Lynch Technology Fund, Inc., September 30, 1997

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        For the Six              For the
                                                                       Months Ended             Year Ended
Increase (Decrease) in Net Assets:                                    Sept. 30, 1997          March 31, 1997

Operations:

Investment loss--net ..............................................  $  (4,697,451)           $ (10,367,268)
Realized gain on investments and foreign currency transactions--net     37,748,573              235,762,290
Change in unrealized depreciation on investments
  and foreign currency transactions--net ..........................    224,684,826             (118,985,280)
                                                                     -------------            -------------
Net increase in net assets resulting from operations ..............    257,735,948              106,409,742
                                                                     -------------            -------------
Distributions to
Shareholders
(Note 1g):

Realized gain on investments--net:
  Class A .........................................................    (50,987,879)             (19,050,400)
  Class B .........................................................    (83,715,666)             (32,293,067)
  Class C .........................................................     (4,377,775)              (1,699,433)
  Class D .........................................................     (8,287,389)              (3,052,919)

                                                                     -------------            -------------
Net decrease in net assets resulting from distributions
  to shareholders .................................................   (147,368,709)             (56,095,819)
                                                                     -------------            -------------
Capital Share
Transactions (Note 4):

Net increase (decrease) in net assets derived from
  capital share transactions ......................................     65,427,786             (273,854,666)
                                                                     -------------            -------------
Net Assets:

Total increase (decrease) in net assets ...........................    175,795,025             (223,540,743)
Beginning of period ...............................................    652,135,210              875,675,953
                                                                     -------------            -------------
End of period .....................................................  $ 827,930,235            $ 652,135,210
                                                                     =============            =============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                           Class A**
                                                                  -----------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.              Ended              For the Year Ended March 31,
                                                                   Sept. 30,    ----------------------------------------------
Increase (Decrease) in Net Asset Value:                              1997         1997        1996        1995       1994
Per Share
Operating
Performance:

Net asset value, beginning of period ...........................  $   5.07      $   4.82    $   4.89  $     5.17  $    5.08
                                                                  --------      --------    --------  ----------  ---------
Investment income (loss)--net ..................................      (.02)         (.03)       (.03)        .05       (.01)
Realized and unrealized gain on investments and foreign currency
transactions--net ..............................................      2.02           .72         .28         .11       1.51
                                                                  --------      --------    --------  ----------  ---------
Total from investment operations ...............................      2.00           .69         .25         .16       1.50
                                                                  --------      --------    --------  ----------  ---------

Less dividends and distributions:
  Investment income--net .......................................      --            --          --          (.02)      --
  In excess of investment income--net ..........................      --            --          --          (.01)      --
  Realized gain on investments--net ............................     (1.22)         (.44)       (.17)       (.05)     (1.41)
  In excess of realized gain on investments--net ...............      --            --          (.15)       (.36)      --
                                                                  --------      --------    --------  ----------  ---------
Total dividends and distributions ..............................     (1.22)         (.44)       (.32)       (.44)     (1.41)
                                                                  --------      --------    --------  ----------  ---------
Net asset value, end of period .................................  $   5.85      $   5.07    $   4.82  $     4.89  $    5.17
                                                                  ========      ========    ========  ==========  =========

Total Investment
Return:***

Based on net asset value per share .............................     42.42%++      14.60%       5.15%       2.86%     35.68%
                                                                  ========      ========    ========  ==========  =========
Ratios to Average
Net Assets:

Expenses .......................................................      1.29%*        1.30%       1.31%       1.33%      1.35%
                                                                  ========      ========    ========  ==========  =========
Investment income (loss)--net ..................................      (.64%)*       (.63%)      (.62%)       .87%      (.11%)
                                                                  ========      ========    ========  ==========  =========
Supplemental
Data:

Net assets, end of period (in thousands) .......................  $293,305      $222,118    $246,909  $  254,188  $ 174,809
                                                                  ========      ========    ========  ==========  =========
Portfolio turnover .............................................    120.82%       176.51%     108.36%     175.57%    350.64%
                                                                  ========      ========    ========  ==========  =========
Average commission rate paid++ .................................  $  .0573      $  .0604    $  .0366         --        --
                                                                  ========      ========    ========  ==========  =========
                                                                                           Class B**
                                                                  -----------------------------------------------------------
                                                                   For the
The following per share data and ratios have been derived         Six Months
from information provided in the financial statements.              Ended                For the Year Ended March 31,
                                                                   Sept. 30, ------------------------------------------------
Increase (Decrease) in Net Asset Value:                               1997        1997        1996      1995      1994
Per Share
Operating
Performance:

Net asset value, beginning of period ...........................  $   4.89      $   4.66    $   4.78  $   5.08  $   5.03
                                                                  --------      --------    --------  --------  --------
Investment loss--net ...........................................      (.05)         (.08)       (.09)     (.01)     (.05)
Realized and unrealized gain on investments and foreign currency
transactions--net ..............................................      1.94           .69         .29       .11      1.48
                                                                  --------      --------    --------  --------  --------

 Total from investment operations ..............................      1.89           .61         .20       .10      1.43
                                                                  --------      --------    --------  --------  --------
 Less dividends and distributions:
   Investment income--net ......................................      --            --          --         --+      --
   In excess of investment income--net .........................      --            --          --         --+      --
   Realized gain on investments--net ...........................     (1.20)         (.38)       (.17)     (.05)    (1.38)
   In excess of realized gain on investments--net ..............      --            --          (.15)     (.35)     --
                                                                  --------      --------    --------  --------  --------

 Total dividends and distributions .............................     (1.20)         (.38)       (.32)     (.40)    (1.38)
                                                                  --------      --------    --------  --------  --------
 Net asset value, end of period ................................  $   5.58      $   4.89    $   4.66  $   4.78  $   5.08
                                                                  ========      ========    ========  ========  ========
Total Investment
Return:***

Based on net asset value per share .............................     41.68%++      13.20%       4.21%     1.78%    34.22%
                                                                  ========      ========    ========  ========  ========
Ratios to Average
Net Assets:

Expenses .......................................................      2.32%*        2.35%       2.34%     2.38%     2.36%
                                                                  ========      ========    ========  ========  ========
Investment loss--net ...........................................     (1.68%)*      (1.66%)     (1.65%)    (.10%)   (1.08%)
                                                                  ========      ========    ========  ========  ========

Supplemental
Data:

Net assets, end of period (in thousands) .......................  $459,528      $375,630    $553,819  $614,935  $224,330
                                                                  ========      ========    ========  ========  ========
Portfolio turnover .............................................    120.82%       176.51%     108.36%   175.57%   350.64%
                                                                  ========      ========    ========  ========  ========
Average commission rate paid++                                    $  .0573      $  .0604    $  .0366     --         --
                                                                  ========      ========    ========  ========  ========

*     Annualized.
**    Based on average shares outstanding during the period.
***   Total investment returns exclude the effects of sales loads.
+     Amount is less than $.01 per share.
++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
++    Aggregate total investment return.

See Notes to Financial Statements.


                                     10 & 11

                         Merrill Lynch Technology Fund, Inc., September 30, 1997

FINANCIAL HIGHLIGHTS (concluded)

                                                         Class C**                                      Class D**
                                         ------------------------------------------  ----------------------------------------------
                                                                           For the                                      For the
                                           For the                         Period      For the                           Period
The following share data and ratios      Six Months                        Oct. 21,   Six Months                         Oct. 21,
have been derived from information          Ended         For the Year     994+ to      Ended         For the Year       1994+ to
provided in the financial statements.     Sept. 30,      Ended March 31,   March 31,   Sept. 30,      Ended March 31,   March 31,
                                                         ---------------                              ---------------
Increase (Decrease) in Net Asset Value:     1997        1997       1996      1995        1997        1997      1996       1995
===================================================================================================================================
Per Share
Operating
Performance:

Net asset value, beginning of period ...  $  4.87     $  4.64    $  4.76    $  5.75    $  5.05     $  4.81   $  4.89    $  5.88
                                          -------     -------    -------    -------    -------     -------   -------    -------
Investment loss--net ...................     (.05)       (.08)      (.09)      --         (.02)       (.04)     (.05)      (.02)
Realized and unrealized gain (loss) on
 investments and foreign currency
 transactions--net .....................     1.93         .68        .29       (.62)      2.00         .71       .29       (.60)
                                          -------     -------    -------    -------    -------     -------   -------    -------
 Total from investment operations ......     1.88         .60        .20       (.62)      1.98         .67       .24       (.62)
                                          -------     -------    -------    -------    -------     -------   -------    -------
 Less dividends and distributions:
   Investment income--net ..............     --          --         --         (.02)      --          --        --         (.02)
   In excess of investment income--net .     --          --         --         (.01)      --          --        --         (.01)
   Realized gain on investments--net ...    (1.20)       (.37)      (.17)      (.04)     (1.21)       (.43)     (.17)      (.04)
   In excess of realized gain on
   investments--net ....................     --          --         (.15)      (.30)      --          --        (.15)      (.30)
                                          -------     -------    -------    -------    -------     -------   -------    -------
 Total dividends and distributions .....    (1.20)       (.37)      (.32)      (.37)     (1.21)       (.43)     (.32)      (.37)
                                          -------     -------    -------    -------    -------     -------   -------    -------
 Net asset value, end of period ........  $  5.55     $  4.87    $  4.64    $  4.76    $  5.82     $  5.05   $  4.81    $  4.89
                                          =======     =======    =======    =======    =======     =======   =======    =======

Total Investment
Return:***

Based on net asset value per share .....    41.66%+++   13.19%      4.22%    (11.11%)+++ 42.28%+++   14.09%     4.94%    (10.76%)+++
                                          =======     =======    =======    =======    =======     =======   =======    =======

Ratios to Average
Net Assets:

Expenses ...............................     2.35%*      2.37%      2.36%      2.59%*     1.54%*      1.55%     1.56%      1.80%*
                                          =======     =======    =======    =======    =======     =======   =======    =======
Investment loss--net ...................    (1.70%)*    (1.68%)    (1.69%)     (.02%)*    (.89%)*     (.88%)    (.89%)     (.81%)*
                                          =======     =======    =======    =======    =======     =======   =======    =======

Supplemental
Data:

Net assets, end of period (in thousands)  $24,019     $19,015    $31,090    $23,259    $51,078     $35,372   $43,858    $32,646
                                          =======     =======    =======    =======    =======     =======   =======    =======
Portfolio turnover .....................   120.82%     176.51%    108.36%    175.57%    120.82%     176.51%   108.36%    175.57%
                                          =======     =======    =======    =======    =======     =======   =======    =======

Average commission rate paid++ .........  $ .0573     $ .0604    $ .0366        --     $ .0573     $ .0604   $ .0366       --
                                          =======     =======    =======    =======    =======     =======   =======    =======

*     Annualized.
**    Based on average shares outstanding during the period.
***   Total investment returns exclude the effects of sales loads.
+     Commencement of operations.
++ For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
+++   Aggregate total investment return.

See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Technology Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Company offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation, and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Company.

(a) Valuation of securities--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Company's Board of Directors.

(b) Derivative financial instruments--The Company may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Company may purchase or sell futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Company deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Company agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Company as unrealized gains or losses. When the contract is closed, the Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Company is authorized to write and purchase call and put options. When the Company writes an option, an amount equal to the premium received by the Company is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Company enters into a closing transaction), the Company realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Company is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Company's records. However, the effect on operations is recorded from the date the Company enters into such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--The Company may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Company, sold by the Company but not yet delivered, or committed or anticipated to be purchased by the Company.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing


                                    12 & 13

                         Merrill Lynch Technology Fund, Inc., September 30, 1997

NOTES TO FINANCIAL STATEMENTS (concluded)

(unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Company has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions to shareholders--Dividends and distributions paid by the Company are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Company has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Company has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Company's portfolio and provides the administrative services necessary for the operation of the Company. As compensation for its services to the Company, MLAM receives monthly compensation at the annual rate of 1.0% of the average daily net assets of the Company.

Pursuant to the Distribution Plans adopted by the Company, pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Company pays the Distributor an ongoing account maintenance fee and distribution fee. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                        Account            Distribution
                                    Maintenance Fee            Fee
--------------------------------------------------------------------------------
Class B ........................         0.25%                0.75%
Class C ........................         0.25%                0.75%
Class D ........................         0.25%                  --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Company. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended September 30, 1997, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Company's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                 MLFD             MLPF&S
--------------------------------------------------------------------------------
Class A .......................                  $1,359           $10,814
Class D .......................                  $3,213           $38,067
--------------------------------------------------------------------------------

For the six months ended September 30, 1997, MLPF&S received contingent deferred sales charges of $79,012 and $280 relating to transactions in Class B and Class C Shares, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Company's transfer agent.

Accounting services are provided to the Company by MLAM at cost.

Certain officers and/or directors of the Company are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended September 30, 1997 were $799,573,752 and $976,760,957, respectively.

Net realized and unrealized gains (losses) as of September 30, 1997 were as follows:

--------------------------------------------------------------------------------
                                                  Realized         Unrealized
                                               Gains (Losses)        Gains
--------------------------------------------------------------------------------
  Long-term investments ....................     $37,752,989       $77,683,516
  Short-term investments ...................          (4,411)               --
  Foreign currency transactions ............              (5)               --
                                                 -----------       -----------
  Total ....................................     $37,748,573       $77,683,516
                                                 ===========       ===========
--------------------------------------------------------------------------------

As of September 30, 1997, net unrealized appreciation for Federal income tax purposes aggregated $77,683,516, of which $169,083,618 related to appreciated securities and $91,400,102 related to depreciated securities. The aggregate cost of investments at September 30, 1997 for Federal income tax purposes was $727,442,448.

4. Capital Share Transactions: Net increase (decrease) in net assets derived from capital share transactions was $65,427,786 and $(273,854,666) for the six months ended September 30, 1997 and for the year ended March 31, 1997, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended September 30, 1997                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................        5,451,903       $  30,345,649
Shares issued to shareholders
in reinvestment of distributions .........        8,838,083          45,869,650
                                                -----------       -------------
Total issued .............................       14,289,986          76,215,299
Shares redeemed ..........................       (7,946,228)        (44,854,557)
                                                -----------       -------------
Net increase .............................        6,343,758       $  31,360,742
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended March 31, 1997                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................       12,264,759       $  62,702,121
Shares issued to shareholders
in reinvestment of distributions .........        3,468,111          17,167,147
                                                -----------       -------------
Total issued .............................       15,732,870          79,869,268
Shares redeemed ..........................      (23,090,217)       (118,937,167)
                                                -----------       -------------
Net decrease .............................       (7,357,347)      $ (39,067,899)
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended September 30, 1997                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................        8,453,493       $  45,345,265
Shares issued to shareholders
in reinvestment of distributions .........       14,953,197          74,317,386
                                                -----------       -------------
Total issued .............................       23,406,690         119,662,651
Automatic conversion of shares ...........         (303,223)         (1,652,867)
Shares redeemed ..........................      (17,552,871)        (95,083,211)
                                                -----------       -------------
Net increase .............................        5,550,596       $  22,926,573
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended March 31, 1997                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................       18,468,222       $  90,190,537
Shares issued to shareholders
in reinvestment of distributions .........        6,005,201          28,824,967
                                                -----------       -------------
Total issued .............................       24,473,423         119,015,504
Automatic conversion of shares ...........         (505,918)         (2,524,115)
Shares redeemed ..........................      (66,039,743)       (326,159,610)
                                                -----------       -------------
Net decrease .............................      (42,072,238)      $(209,668,221)
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended September 30, 1997                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,391,485       $   7,471,816
Shares issued to shareholders
in reinvestment of distributions .......            764,384           3,776,060
                                                -----------       -------------
Total issued ...........................          2,155,869          11,247,876
Shares redeemed ........................         (1,731,307)         (9,312,970)
                                                -----------       -------------

Net increase ...........................            424,562       $   1,934,906
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Year                                             Dollar
Ended March 31, 1997                                Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,668,621       $   8,095,294
Shares issued to shareholders
in reinvestment of distributions .......            310,392           1,480,569
                                                -----------       -------------
Total issued ...........................          1,979,013           9,575,863
Shares redeemed ........................         (4,779,670)        (23,555,658)
                                                -----------       -------------
Net decrease ...........................         (2,800,657)      $ (13,979,795)
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended September 30, 1997                           Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          1,724,842       $   9,593,146
Automatic conversion of shares .........            292,083           1,652,867
Shares issued to shareholders
in reinvestment of distributions .......          1,452,639           7,510,141
                                                -----------       -------------
Total issued ...........................          3,469,564          18,756,154
Shares redeemed ........................         (1,694,466)         (9,550,589)
                                                -----------       -------------
Net increase ...........................          1,775,098       $   9,205,565
                                                ===========       =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended March 31, 1997                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,867,166       $  19,608,228
Automatic conversion of shares .........            491,920           2,524,115
Shares issued to shareholders
in reinvestment of distributions .......            548,896           2,711,548
                                                -----------       -------------
Total issued ...........................          4,907,982          24,843,891
Shares redeemed ........................         (7,026,818)        (35,982,642)
                                                -----------       -------------
Net decrease ...........................         (2,118,836)      $ (11,138,751)
                                                ===========       =============
--------------------------------------------------------------------------------


                                    14 & 15

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Technology Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         #16091--9/97

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